Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2020
Entity Registrant Name	ARK ETF Trust
Entity Central Index Key	0001579982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 25, 2021
Document Effective Date	Mar. 29, 2021
Prospectus Date	Mar. 29, 2021
ARK Space Exploration and Innovation ETF | ARK Space Exploration and Innovation ETF
Prospectus:
Trading Symbol	ARKX